Nuveen Global Infrastructure Fund
Portfolio of Investments    March 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.9%
	COMMON STOCKS – 93.3%
	Air Freight & Logistics – 0.1%
14,662	Oesterreichische Post AG, (2)	$620,475
	Commercial Services & Supplies – 4.4%
1,137,814	China Everbright International Ltd, (2)	1,158,942
48,016	Republic Services Inc.	3,859,526
178,481	Waste Connections Inc.	15,811,632
14,576	Waste Management Inc.	1,514,592
	Total Commercial Services & Supplies	22,344,692
	Construction & Engineering – 4.7%
47,002	Eiffage SA, (2)	4,518,201
472,432	Ferrovial SA, (2)	11,070,716
84,182	Vinci SA, (2)	8,191,062
	Total Construction & Engineering	23,779,979
	Diversified Telecommunication Services – 2.6%
86,755	ARTERIA Networks Corp, (2)	980,144
139,317	Cellnex Telecom SA, (2), (3)	4,090,046
298,722	HKBN Ltd, (2)	476,033
4,275	HKT Trust & HKT Ltd	6,873
478,666	Infrastrutture Wireless Italiane SpA, (2)	4,286,002
3,552,014	NetLink NBN Trust	2,175,371
1,225,595	Telesites SAB de CV, (3)	791,796
	Total Diversified Telecommunication Services	12,806,265
	Electric Utilities – 20.1%
189,520	Alliant Energy Corp	8,932,078
104,659	Alupar Investimento SA	620,681
62,447	American Electric Power Co Inc.	5,229,936
1,531,045	AusNet Services, (2)	1,930,707
1,923	Cia de Transmissao de Energia Eletrica Paulista, (WI/DD)	37,887
182,708	CK Infrastructure Holdings Ltd, (2)	1,499,651
146,781	CLP Holdings Ltd, (2)	1,702,452
172,442	Duke Energy Corporation	15,519,780
46,325	Edison International	2,868,444
6,501	Elia System Operator SA/NV, (2)	455,858
105,858	Enel Chile SA, ADR	548,344
482,218	Enel SpA, (2)	3,089,959

Nuveen Global Infrastructure Fund (continued)
Portfolio of Investments    March 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Electric Utilities (continued)
44,574	Entergy Corp	$4,262,612
399	Evergy Inc.	23,162
628	Eversource Energy	44,557
989,003	Iberdrola SA, (2)	8,683,214
554,788	Infratil Ltd, (2)	1,575,901
126,715	Interconexion Electrica SA ESP, (WI/DD)	634,364
89,508	NextEra Energy Inc.	17,303,686
13,210	Portland General Electric Co	684,806
3,561	Power Assets Holdings Ltd, (2)	24,706
449,284	Power Grid Corp of India Ltd, (2)	1,282,212
25,363	Red Electrica Corp SA, (2), (3)	540,655
97,977	Southern Company	5,063,451
1,530,021	Spark Infrastructure Group, (2)	2,479,371
1,043,717	Terna Rete Elettrica Nazionale SpA, (2)	6,624,279
54,578	Transmissora Alianca de Energia Eletrica SA, (WI/DD)	345,699
164,867	Xcel Energy Inc.	9,267,174
	Total Electric Utilities	101,275,626
	Gas Utilities – 3.5%
188,036	APA Group, (2)	1,334,793
52,263	Atmos Energy Corporation	5,379,431
1,106,606	Hong Kong & China Gas Co Ltd, (2)	2,653,909
714,832	Italgas SpA, (2)	4,417,006
120,547	Naturgy Energy Group SA, (2), (3)	3,374,044
9,843	UGI Corp	545,499
	Total Gas Utilities	17,704,682
	IT Services – 0.8%
43,166	InterXion Holding NV, (3)	2,880,467
195,884	NEXTDC Ltd, (2), (3)	879,749
	Total IT Services	3,760,216
	Media – 0.4%
113,511	Eutelsat Communications SA, (2)	1,987,802
	Multi-Utilities – 8.3%
46,841	Ameren Corporation	3,445,156
34,877	Brookfield Infrastructure Partners LP	1,460,300
124,248	CMS Energy Corp	6,900,734
26,489	Consolidated Edison Inc.	2,246,532
120,712	Dominion Energy Inc.	9,253,782
63,690	DTE Energy Co	7,944,691
68,797	E.ON SE, (2)	765,589

Shares	Description (1)	Value
	Multi-Utilities (continued)
175,372	Engie SA, (2)	$2,615,295
596,871	Hera SpA, (2)	2,160,061
422,002	Iren SpA, (2)	1,077,327
44,613	National Grid PLC, Sponsored ADR	2,491,190
39,636	REN - Redes Energeticas Nacionais SGPS SA, (2)	113,105
7,633	Sempra Energy	960,689
6,829	Unitil Corp	369,927
	Total Multi-Utilities	41,804,378
	Oil, Gas & Consumable Fuels – 16.1%
62,864	Cheniere Energy Inc., (3)	4,297,383
517,821	Enbridge Inc.	18,776,190
44,493	Energy Transfer LP	683,857
195,806	Enterprise Products Partners LP	5,697,955
4,940	Gibson Energy Inc.	84,912
637,540	Kinder Morgan Inc/DE	12,757,175
42,382	Koninklijke Vopak NV, (2)	2,029,974
124,792	ONEOK Inc.	8,715,473
114,191	Pembina Pipeline Corp	4,194,737
690,331	Snam SpA, (2)	3,551,153
32,860	Targa Resources Corp	1,365,333
105,534	TransCanada Corp	4,742,698
147,649	TransCanada Corp	6,631,416
262,625	Williams Cos Inc/The	7,542,590
	Total Oil, Gas & Consumable Fuels	81,070,846
	Road & Rail – 3.9%
129,374	Aurizon Holdings Ltd, (2)	418,264
3,750	Central Japan Railway Co, (2)	871,674
1,327,111	ComfortDelGro Corp Ltd, (2)	2,522,367
64,820	East Japan Railway Co, (WI/DD), (2)	6,259,406
19,408	Genesee & Wyoming Inc., (3)	1,691,213
11,617	Kansas City Southern	1,347,340
1,414	MTR Corp Ltd, (2)	8,761
676,783	Rumo SA, (3)	3,310,149
20,280	Union Pacific Corporation	3,390,816
	Total Road & Rail	19,819,990
	Transportation Infrastructure – 27.6%
136,119	Aena SME SA, (2), (3)	24,527,405
44,526	Aeroports de Paris, (2)	8,614,807
524,085	Atlantia SpA, (2)	13,591,568

Nuveen Global Infrastructure Fund (continued)
Portfolio of Investments    March 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Transportation Infrastructure (continued)
637,004	Atlas Arteria Ltd, (2)	$3,270,383
1,594,528	Auckland International Airport Ltd, (2)	8,845,806
179,639	CCR SA, (WI/DD)	538,639
393,207	China Merchants Port Holdings Co Ltd, (2)	838,574
4,104	COSCO SHIPPING Ports Ltd, (2)	4,438
534,728	Enav SpA, (2)	2,916,370
82,701	Flughafen Wien AG	3,580,917
20,887	Flughafen Zurich AG, (2)	3,811,881
49,530	Fraport AG Frankfurt Airport Services Worldwide, (2)	3,799,685
616,309	Getlink SE, (2)	9,345,860
29,521	Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,331,102
38,531	Grupo Aeroportuario del Pacifico SAB de CV, ADR	3,428,103
25,124	Grupo Aeroportuario del Sureste SAB de CV, ADR	4,064,058
37,872	Hamburger Hafen und Logistik AG, (2)	865,296
491,372	International Container Terminal Services Inc.	1,223,049
49,503	Kamigumi Co Ltd, (WI/DD), (2)	1,148,140
41,749	Macquarie Infrastructure Corp	1,720,894
660,593	Port of Tauranga Ltd, (2)	2,442,865
38,548	Promotora y Operadora de Infraestructura SAB de CV	382,218
69,889	Promotora y Operadora de Infraestructura SAB de CV	439,276
93,321	SATS Ltd, (2)	352,658
25,719	Societa Iniziative Autostradali e Servizi SpA, (2)	445,883
1,653,476	Sydney Airport, (2)	8,728,427
2,892,376	Transurban Group, (2)	27,127,871
451,425	Westports Holdings Bhd, (WI/DD), (2)	416,146
62,242	Westshore Terminals Investment Corp	932,454
	Total Transportation Infrastructure	138,734,773
	Water Utilities – 0.8%
1,696,654	Aguas Andinas SA, (2)	964,621
10,739	AquaVenture Holdings Ltd, (3)	207,800
175,015	China Everbright Water Ltd	45,199
15,919	Cia de Saneamento do Parana	304,731
1,098,938	Guangdong Investment Ltd, (2)	2,121,852
18,861	Severn Trent PLC, (2)	485,745
	Total Water Utilities	4,129,948
	Total Common Stocks (cost $367,893,358)	469,839,672

Shares	Description (1)	Value
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 4.3%
	Health Care – 0.6%
1,284,280	Parkway Life Real Estate Investment Trust, (2)	$2,768,074
	Retail – 0.1%
324,767	Viva Energy REIT, (2)	585,886
	Specialized – 3.6%
20,852	Crown Castle International Corp	2,669,056
64,565	CyrusOne Inc.	3,385,788
33,280	Digital Realty Trust Inc.	3,960,320
4,767	Equinix Inc.	2,160,214
2,020,802	Keppel DC REIT, (2)	2,238,731
34,708	QTS Realty Trust Inc.	1,561,513
10,733	SBA Communications Corp, (3)	2,142,951
	Total Specialized	18,118,573
	Total Real Estate Investment Trust Common Stocks (cost $18,112,650)	21,472,533

Shares	Description (1), (4)	Value
	INVESTMENT COMPANIES – 0.3%
236,229	3i Infrastructure PLC	$847,499
2,180,449	Keppel Infrastructure Trust	748,634
	Total Investment Companies (cost $1,463,400)	1,596,133
	Total Long-Term Investments (cost $387,469,408)	492,908,338

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.7%
	REPURCHASE AGREEMENTS – 2.7%
$13,607	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/19, repurchase price $13,608,425, collateralized by $13,635,000 U.S. Treasury Notes, 2.625%, due 2/28/23, value $13,882,012	1.200%	4/01/19	$13,607,064
	Total Short-Term Investments (cost $13,607,064)			13,607,064
	Total Investments (cost $401,076,472) – 100.6%			506,515,402
	Other Assets Less Liabilities – (0.6)%			(2,928,542)
	Net Assets – 100%			$503,586,860

Nuveen Global Infrastructure Fund (continued)
Portfolio of Investments    March 31, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$242,852,526	$226,987,146	$ —	$469,839,672
Real Estate Investment Trust Common Stocks	15,879,842	5,592,691	—	21,472,533
Investment Companies	1,596,133	—	—	1,596,133
Short-Term Investments:
Repurchase Agreements	—	13,607,064	—	13,607,064
Total	$260,328,501	$246,186,901	$ —	$506,515,402

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Real Asset Income Fund
Portfolio of Investments    March 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 96.2%
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 24.7%
	Diversified – 3.3%
326,700	Abacus Property Group, (2)	$863,791
136,390	AEW UK REIT PLC, (2)	163,785
539,298	Armada Hoffler Properties Inc.	8,407,656
30,022	Cofinimmo SA	3,987,379
6,881,630	Cromwell European Real Estate Investment Trust	3,782,541
465,630	Dream Global Real Estate Investment Trust	4,937,312
355,845	Growthpoint Properties Australia Ltd, (2)	1,048,985
95,091	ICADE	8,042,794
72,707	Lexington Realty Trust	658,725
2,010,776	Nexus Real Estate Investment Trust	3,024,402
5,926	Star Asia Investment Corp, (2)	5,848,061
1,419,820	Stride Property Group, (2)	1,953,696
1,003,503	Sunlight Real Estate Investment Trust	750,395
495,220	Suntec Real Estate Investment Trust, (2)	713,552
806,233	Tritax EuroBox PLC, (2)	1,020,668
1,660,416	VEREIT Inc.	13,897,682
50,154	WP Carey Inc.	3,928,563
	Total Diversified	63,029,987
	Health Care – 5.5%
2,337,026	Assura PLC	1,747,175
311,399	HCP Inc.	9,746,789
34,268	LTC Properties Inc.	1,569,474
379,386	MedEquities Realty Trust Inc.	4,222,566
634,447	Medical Properties Trust Inc.	11,743,614
2,039	National Health Investors Inc.	160,163
985,586	NorthWest Healthcare Properties Real Estate Investment Trust	8,599,493
196,810	Omega Healthcare Investors Inc.	7,508,301
3,593,077	Parkway Life Real Estate Investment Trust, (2)	7,744,341
6,581	Physicians Realty Trust	123,789
4,032,231	Target Healthcare REIT Ltd	6,039,545
547,654	Ventas Inc.	34,945,802

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
128,887	Welltower Inc.	$10,001,631
	Total Health Care	104,152,683
	Hotels – 1.1%
2,594,249	Concentradora Fibra Hotelera Mexicana SA de CV,144A	1,269,709
150	Hersha Hospitality Trust	2,571
620,554	MGM Growth Properties LLC, Class A	20,012,867
4,631	Ryman Hospitality Properties Inc.	380,853
	Total Hotels	21,666,000
	Industrial – 4.2%
865,817	Centuria Industrial REIT, (2)	1,852,123
573,336	Dream Industrial Real Estate Investment Trust	5,118,344
16,859,079	Frasers Logistics & Industrial Trust, (2)	14,439,719
635,567	Macquarie Mexico Real Estate Management SA de CV,144A	693,843
2,300,105	Mapletree Industrial Trust, (2)	3,566,625
11,043,051	Mapletree Logistics Trust, (2)	11,905,285
1,504,797	PLA Administradora Industrial S de RL de CV	2,305,620
609,443	STAG Industrial Inc.	18,069,985
1,013,045	Summit Industrial Income REIT	9,119,565
1,718,022	Warehouse Reit PLC, (2)	2,304,766
724,469	WPT Industrial Real Estate Investment Trust	10,084,608
	Total Industrial	79,460,483
	Mortgage – 1.5%
252,071	Blackstone Mortgage Trust Inc.	8,711,574
220,664	KKR Real Estate Finance Trust Inc.	4,417,693
332,631	Starwood Property Trust Inc.	7,434,303
443,511	TPG RE Finance Trust Inc.	8,692,816
	Total Mortgage	29,256,386
	Office – 2.0%
980,168	CapitaLand Commercial Trust, (2)	1,404,327
1,460,571	Centuria Metropolitan REIT	2,592,695
320,907	City Office REIT Inc.	3,629,458
87,508	Covivio	9,286,137
392,509	Easterly Government Properties Inc.	7,069,087
613,980	GDI Property Group	605,979
161,902	Intervest Offices & Warehouses NV	4,367,807
120,504	NSI NV	5,116,389
413,420	Slate Office REIT	1,890,221

Shares	Description (1)	Value
	Office (continued)
269,050	True North Commercial Real Estate Investment Trust	$1,338,858
	Total Office	37,300,958
	Residential – 0.4%
444,661	Independence Realty Trust Inc.	4,797,892
21,811	Investors Real Estate Trust	1,306,697
34,122	Northview Apartment Real Estate Investment Trust	740,989
	Total Residential	6,845,578
	Retail – 4.3%
10,631	Altarea SCA	2,191,875
216,510	Brixmor Property Group Inc.	3,977,289
396,493	Brookfield Property REIT Inc.	8,124,141
599,102	CT Real Estate Investment Trust	6,437,763
9,220,210	Fortune Real Estate Investment Trust, (2)	12,147,610
4,684,006	Frasers Centrepoint Trust	8,225,740
10,536,055	IGB Real Estate Investment Trust	4,774,452
133,391	Immobiliare Grande Distribuzione SIIQ SpA	963,626
247	Kenedix Retail REIT Corp, (2)	602,676
41,379	Macerich Co/The	1,793,780
2,431,689	Mapletree Commercial Trust, (2)	3,392,508
1,420,699	NewRiver REIT PLC, (2)	4,418,283
243	Plaza Retail REIT	753
87,553	Retail Properties of America Inc.	1,067,271
2,028,142	Scentre Group, (2)	5,920,333
351,409	SITE Centers Corporation	4,786,191
62,948	Urstadt Biddle Properties Inc.	1,299,247
1,268,619	Vicinity Centres, (2)	2,342,332
5,022,856	Viva Energy REIT, (2)	9,061,325
	Total Retail	81,527,195
	Specialized – 2.4%
546,566	Automotive Properties Real Estate Investment Trust	4,409,011
8,582	CoreSite Realty Corp	918,446
50,911	Gaming and Leisure Properties Inc.	1,963,637
351,289	Iron Mountain Inc.	12,456,708
8,896,094	Keppel DC REIT, (2)	9,855,474
1,388,544	National Storage REIT	1,740,176
648,904	VICI Properties Inc.	14,198,019
	Total Specialized	45,541,471
	Total Real Estate Investment Trust Common Stocks (cost $417,630,416)	468,780,741

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2019
(Unaudited)
Shares	Description (1)	Value
	COMMON STOCKS – 16.9%
	Air Freight & Logistics – 0.5%
186,977	bpost SA, (2)	$2,017,294
192,026	Oesterreichische Post AG, (2)	8,126,274
	Total Air Freight & Logistics	10,143,568
	Commercial Services & Supplies – 0.2%
271,930	Covanta Holding Corp	4,707,108
	Diversified Telecommunication Services – 1.1%
2,823,998	HKBN Ltd, (2)	4,500,227
2,637,100	HKT Trust & HKT Ltd	4,239,543
18,166,478	NetLink NBN Trust	11,125,753
	Total Diversified Telecommunication Services	19,865,523
	Electric Utilities – 5.0%
6,970,518	AusNet Services, (2)	8,790,091
26,449	Cia de Transmissao de Energia Eletrica Paulista	521,097
2,234,159	Contact Energy Ltd, (2)	10,571,690
35,539	Endesa SA, (2), (3)	906,970
527,423	Enel Chile SA, ADR	2,732,051
2,166,057	Enel SpA, (2)	13,879,670
2,319,105	Infratil Ltd, (2)	6,587,527
677,099	Mercury NZ Ltd, (2)	1,799,039
1,824,077	Power Assets Holdings Ltd, (2)	12,655,334
49,590	PPL Corp	1,573,987
229,790	Southern Company	11,875,547
8,486,123	Spark Infrastructure Group, (2)	13,751,609
97,588	SSE PLC, (2)	1,509,863
201,208	Terna Rete Elettrica Nazionale SpA, (2)	1,277,030
963,858	Transmissora Alianca de Energia Eletrica SA	6,105,119
	Total Electric Utilities	94,536,624
	Gas Utilities – 0.6%
406,236	Naturgy Energy Group SA, (2), (3)	11,370,323
	Health Care Providers & Services – 0.1%
147,460	Sienna Senior Living Inc.	2,088,837
	Independent Power & Renewable Electricity Producers – 0.6%
87,305	Brookfield Renewable Partners LP	2,783,098
3,278	Canadian Solar Infrastructure Fund Inc., (2)	2,974,275
2,028,260	Meridian Energy Ltd, (2)	5,786,140
	Total Independent Power & Renewable Electricity Producers	11,543,513

Shares	Description (1)	Value
	Industrial Conglomerates – 0.1%
504,484	Hopewell Holdings Ltd, (2)	$2,482,152
	Media – 0.5%
487,281	Eutelsat Communications SA, (2)	8,533,253
	Multi-Utilities – 2.2%
85,929	Brookfield Infrastructure Partners LP	3,597,847
70,821	Dominion Energy Inc.	5,429,138
880,908	Engie SA, (2)	13,136,842
81,218	National Grid PLC, Sponsored ADR	4,535,213
2,697,455	REN - Redes Energeticas Nacionais SGPS SA, (2)	7,697,471
2,912,518	Vector Ltd, (2)	7,103,676
	Total Multi-Utilities	41,500,187
	Oil, Gas & Consumable Fuels – 3.7%
117,864	Enagas SA, (2)	3,431,307
446,151	Enbridge Inc.	16,177,435
169,384	Energy Transfer LP	2,603,432
561,263	Enterprise Products Partners LP	16,332,753
92,726	Equitrans Midstream Corp	2,019,572
15,321	Gibson Energy Inc.	263,347
1,347	Magellan Midstream Partners LP	81,669
94,874	MPLX LP	3,120,406
73,484	ONEOK Inc.	5,132,123
6,281	Pembina Pipeline Corp	230,729
3,212,011	Snam SpA, (2)	16,523,007
88,903	Targa Resources Corp	3,693,920
9,992	Williams Cos Inc/The	286,970
	Total Oil, Gas & Consumable Fuels	69,896,670
	Real Estate Management & Development – 0.5%
352,613	Atrium European Real Estate Ltd, (2)	1,318,060
671,192	Corp Inmobiliaria Vesta SAB de CV	968,219
418,525	Dios Fastigheter AB, (2)	3,438,027
5,596,023	Sirius Real Estate Ltd	4,620,934
	Total Real Estate Management & Development	10,345,240
	Road & Rail – 0.3%
1,021,311	Aurizon Holdings Ltd, (2)	3,301,879
1,479,324	ComfortDelGro Corp Ltd, (2)	2,811,670
	Total Road & Rail	6,113,549
	Transportation Infrastructure – 1.0%
127,969	Atlantia SpA, (2)	3,318,735

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Transportation Infrastructure (continued)
562,698	CCR SA	$1,687,224
20,704	Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,842,035
111,144	Macquarie Infrastructure Corp	4,581,356
1,336,144	Sydney Airport, (2)	7,053,284
	Total Transportation Infrastructure	18,482,634
	Water Utilities – 0.5%
1,469,541	Aguas Andinas SA, (2)	835,498
19,039	Cia de Saneamento do Parana	364,456
3,002,177	Inversiones Aguas Metropolitanas SA, (2)	4,588,580
292,617	United Utilities Group PLC, (2)	3,107,786
	Total Water Utilities	8,896,320
	Total Common Stocks (cost $291,801,072)	320,505,501

Shares	Description (1)	Coupon	Ratings (4)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 16.4%
	Electric Utilities – 2.5%
185,277	Entergy Arkansas LLC	4.875%	A	$4,594,870
72,517	Entergy Louisiana LLC	4.875%	A	1,815,100
291,263	Georgia Power Co	5.000%	BBB	7,299,051
343,355	Integrys Holding Inc., (2)	6.000%	BBB	8,927,230
69,117	NextEra Energy Capital Holdings Inc.	5.000%	BBB	1,699,587
224,105	NextEra Energy Capital Holdings Inc.	5.250%	BBB	5,636,241
116,847	NextEra Energy Capital Holdings Inc.	5.650%	BBB	2,964,408
309,704	Southern Co/The	5.250%	BBB	7,770,473
238,175	Southern Co/The	5.250%	BBB	5,935,321
	Total Electric Utilities			46,642,281
	Equity Real Estate Investment Trust – 9.5%
82,787	American Homes 4 Rent	6.500%	BB	2,193,856
231,322	American Homes 4 Rent	6.350%	BB	6,037,504
198,649	American Homes 4 Rent	5.875%	BB	4,896,698
191,392	American Homes 4 Rent	5.875%	BB	4,756,091
149,779	Brookfield Property REIT Inc.	6.375%	N/R	3,789,409
268,200	CBL & Associates Properties Inc.	7.375%	B	2,604,222
66,158	Cedar Realty Trust Inc.	7.250%	N/R	1,621,533
242,638	Cedar Realty Trust Inc.	6.500%	N/R	5,156,058
235,858	City Office REIT Inc.	6.625%	N/R	5,872,864
50,966	Colony Capital Inc.	7.500%	N/R	1,158,967
132,198	Colony Capital Inc.	7.125%	N/R	2,998,251
10,192	Colony Capital Inc.	7.150%	N/R	230,645
197,332	Colony Capital Inc.	7.125%	N/R	4,359,064

Shares	Description (1)	Coupon	Ratings (4)	Value
	Equity Real Estate Investment Trust (continued)
150,902	Digital Realty Trust Inc.	5.250%	Baa3	$3,573,359
213,656	Digital Realty Trust Inc.	5.850%	Baa3	5,347,810
192,498	EPR Properties	5.750%	Baa3	4,577,602
37,535	Gladstone Commercial Corp	7.000%	N/R	967,277
140,863	Hersha Hospitality Trust	6.875%	N/R	3,401,841
381,789	Hersha Hospitality Trust	6.500%	N/R	8,739,150
271,650	Hersha Hospitality Trust	6.500%	N/R	6,487,002
346,064	Investors Real Estate Trust	6.625%	N/R	8,582,387
147,987	Kimco Realty Corp	5.250%	Baa2	3,448,097
4,655	Mid-America Apartment Communities Inc.	8.500%	BBB-	286,283
300,876	Monmouth Real Estate Investment Corp	6.125%	N/R	7,218,015
82,628	National Retail Properties Inc.	5.200%	Baa2	2,003,729
288,437	Pebblebrook Hotel Trust	6.500%	N/R	7,424,368
223,453	Pebblebrook Hotel Trust	6.375%	N/R	5,865,641
214,974	Pebblebrook Hotel Trust	6.300%	N/R	5,352,853
63,517	Pennsylvania Real Estate Investment Trust	6.875%	N/R	1,353,547
125,669	PS Business Parks Inc.	5.250%	BBB	3,078,891
166,119	PS Business Parks Inc.	5.200%	Baa2	3,943,665
157,767	Public Storage	5.600%	A3	4,060,923
830	Rexford Industrial Realty Inc.	5.875%	BB+	20,443
81,295	Saul Centers Inc.	6.125%	N/R	1,955,145
193,610	SITE Centers Corp	6.375%	BB+	4,927,375
87,707	STAG Industrial Inc.	6.875%	BB+	2,317,219
99,545	Summit Hotel Properties Inc.	6.450%	N/R	2,449,802
303,814	Summit Hotel Properties Inc.	6.250%	N/R	7,060,637
48,537	Sunstone Hotel Investors Inc.	6.950%	N/R	1,295,938
226,193	Sunstone Hotel Investors Inc.	6.450%	N/R	5,774,707
140,434	UMH Properties Inc.	8.000%	N/R	3,642,858
228,977	UMH Properties Inc.	6.750%	N/R	5,859,521
90,100	Urstadt Biddle Properties Inc.	6.750%	N/R	2,323,679
135,987	Urstadt Biddle Properties Inc.	6.250%	N/R	3,577,818
356,032	Vornado Realty Trust	5.250%	BBB-	8,348,950
	Total Equity Real Estate Investment Trust			180,941,694
	Independent Power & Renewable Electricity Producers – 0.1%
146,449	Brookfield Renewable Partners LP	5.750%	BBB-	2,775,885
	Multi-Utilities – 2.8%
277,440	Brookfield Infrastructure Partners LP	5.350%	BBB-	5,190,257
140,457	CMS Energy Corp	5.875%	Baa2	3,616,768
463,601	Dominion Energy Inc.	5.250%	BBB-	11,705,925

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2019
(Unaudited)
Shares	Description (1)	Coupon	Ratings (4)	Value
	Multi-Utilities (continued)
154,307	DTE Energy Co	5.250%	Baa2	$3,937,915
297,055	DTE Energy Co	5.375%	Baa2	7,462,021
222,266	DTE Energy Co	6.000%	Baa2	6,074,530
148,730	DTE Energy Co	5.250%	Baa2	3,724,199
248,000	Duke Energy Corp, (2)	5.750%	BBB	6,316,560
198,988	NiSource Inc.	6.500%	BBB-	5,243,334
	Total Multi-Utilities			53,271,509
	Oil, Gas & Consumable Fuels – 0.8%
153,214	NGL Energy Partners LP	9.000%	N/R	3,680,200
259,577	NuStar Energy LP	8.500%	B1	6,167,550
112,440	NuStar Energy LP	7.625%	B1	2,392,723
122,066	Pembina Pipeline Corp	5.750%	BB+	2,369,433
	Total Oil, Gas & Consumable Fuels			14,609,906
	Real Estate Management & Development – 0.7%
305,387	Brookfield Property Partners LP	6.500%	BB+	7,582,759
219,989	Landmark Infrastructure Partners LP	7.900%	N/R	5,499,725
	Total Real Estate Management & Development			13,082,484
	Total $25 Par (or similar) Retail Preferred (cost $315,978,065)			311,323,759

Principal Amount (000)(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 16.3%
	Diversified Financial Services – 0.8%
$2,460	National Rural Utilities Cooperative Finance Corp	5.250%	4/20/46	A3	$2,469,406
12,182	Transcanada Trust	5.625%	5/20/75	Baa2	11,910,341
	Total Diversified Financial Services				14,379,747
	Electric Utilities – 5.4%
5,175	AES Gener SA, 144A	7.125%	3/26/79	BB	5,291,438
5,850	AusNet Services Holdings Pty Ltd, Reg S	5.750%	3/17/76	BBB	6,040,979
2,640	ComEd Financing III	6.350%	3/15/33	Baa2	2,697,420
3,500 GBP	Electricite de France SA. Reg S	5.875%	N/A (6)	BBB	4,556,294
14,640	Emera Inc.	6.750%	6/15/76	BBB-	15,628,200
9,096	EnBW Energie Baden-Wuerttemberg AG, Reg S	5.125%	4/05/77	Baa2	9,353,471
10,125	Enel SpA, 144A	8.750%	9/24/73	BBB	11,099,025
17,351	NextEra Energy Capital Holdings Inc, (3-Month LIBOR reference rate + 2.125% spread), (7)	4.736%	6/15/67	BBB	15,138,748
8,954	NextEra Energy Capital Holdings Inc., (3-Month LIBOR reference rate + 2.068% spread), (7)	4.659%	10/01/66	BBB	7,789,980
11,255	NextEra Energy Capital Holdings Inc.	4.800%	12/01/77	BBB	10,069,414
9,964	PPL Capital Funding Inc., (3-Month LIBOR reference rate + 2.665% spread), (7)	5.266%	3/30/67	BBB	9,141,970

Principal Amount (000)(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Electric Utilities (continued)
$3,105	Southern Co/The	5.500%	3/15/57	BBB	$3,164,130
2,810	SSE PLC, Reg S	4.750%	9/16/77	BBB-	2,725,700
	Total Electric Utilities				102,696,769
	Equity Real Estate Investment Trust – 0.2%
3,500 SGD	Cache Logistics Trust, Reg S	5.500%	N/A (6)	N/R	2,545,696
	Gas Utilities – 0.1%
2,507	SK E&S Co Ltd, 144A	4.875%	N/A (6)	BB+	2,488,197
	Marine – 0.3%
2,950	Royal Capital BV, Reg S	4.875%	N/A (6)	N/R	2,865,925
3,295	Royal Capital BV, Reg S	5.500%	N/A (6)	N/R	3,339,565
	Total Marine				6,205,490
	Multi-Utilities – 2.2%
10,470	CenterPoint Energy Inc.	6.125%	N/A (6)	BBB-	10,640,137
4,705	Dominion Energy Inc., (3-Month LIBOR reference rate + 2.825% spread), (7)	5.417%	6/30/66	BBB-	4,469,750
2,210	Dominion Energy Inc., (3-Month LIBOR reference rate + 2.300% spread), (7)	4.901%	9/30/66	BBB-	2,033,200
2,340	NiSource Inc.	5.650%	N/A (6)	BBB-	2,281,500
6,700	RWE AG, Reg S	6.625%	7/30/75	BB+	7,119,320
16,555	WEC Energy Group Inc, (3-Month LIBOR reference rate + 2.113% spread), (7)	4.796%	5/15/67	BBB	14,651,175
	Total Multi-Utilities				41,195,082
	Oil, Gas & Consumable Fuels – 6.1%
5,490	Buckeye Partners LP	6.375%	1/22/78	Ba1	4,872,375
16,037	Enbridge Inc.	6.000%	1/15/77	BBB-	15,916,722
17,309	Enbridge Inc.	5.500%	7/15/77	BBB-	16,357,005
6,087	Enbridge Inc.	6.250%	3/01/78	BBB-	6,044,391
13,786	Energy Transfer Operating LP, (3-Month LIBOR reference rate + 3.018% spread), (7)	5.597%	11/01/66	Ba1	11,166,660
2,189	Energy Transfer Operating LP	6.250%	N/A (6)	BB	2,068,605
13,820	Enterprise Products Operating LLC, (3-Month LIBOR reference rate + 2.778% spread), (7)	5.404%	6/01/67	Baa2	12,748,950
4,826	Enterprise Products Operating LLC	4.875%	8/16/77	Baa2	4,459,948
9,470	Enterprise Products Operating LLC	5.250%	8/16/77	Baa2	8,759,750
9,735	Plains All American Pipeline LP	6.125%	N/A (6)	BB	9,126,563
15,145	TransCanada PipeLines Ltd, (3-Month LIBOR reference rate + 2.210% spread ), (7)	4.894%	5/15/67	Baa1	12,653,647
8,190	Transcanada Trust	5.875%	8/15/76	Baa2	8,309,165
2,835	Transcanada Trust	5.300%	3/15/77	Baa2	2,650,725
	Total Oil, Gas & Consumable Fuels				115,134,506
	Real Estate Management & Development – 1.0%
13,500	AT Securities BV, Reg S	5.250%	N/A (6)	BBB-	12,799,431

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2019
(Unaudited)
Principal Amount (000)(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Real Estate Management & Development (continued)
$3,000 EUR	CPI Property Group SA, Reg S	4.375%	N/A (6)	BB+	$3,311,071
4,750 SGD	Frasers Property Treasury Pte Ltd, Reg S	3.950%	N/A (6)	N/R	3,353,477
	Total Real Estate Management & Development				19,463,979
	Road & Rail – 0.2%
3,730	BNSF Funding Trust I	6.613%	12/15/55	A	4,028,400
	Total $1,000 Par (or similar) Institutional Preferred (cost $322,697,953)				308,137,866

Principal Amount (000)(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 14.0%
	Commercial Services & Supplies – 1.3%
$1,500	Atento Luxco 1 SA, 144A	6.125%	8/10/22	BB	$1,490,265
6,716	Covanta Holding Corp	5.875%	7/01/25	B1	6,833,530
2,500 EUR	DSV Miljoe Group AS, Reg S	5.900%	5/10/21	N/R	2,870,677
5,970	Hulk Finance Corp, 144A	7.000%	6/01/26	CCC+	5,656,575
4,559	Tervita Escrow Corp, 144A	7.625%	12/01/21	B+	4,524,807
3,525	Waste Pro USA Inc., 144A	5.500%	2/15/26	B+	3,392,813
	Total Commercial Services & Supplies				24,768,667
	Communications Equipment – 0.1%
600	IHS Netherlands Holdco BV, 144A	9.500%	10/27/21	B+	620,069
780	ViaSat Inc., 144A	5.625%	9/15/25	B	746,850
850	ViaSat Inc., 144A	5.625%	4/15/27	BB+	864,968
	Total Communications Equipment				2,231,887
	Construction & Engineering – 0.1%
1,900	International Airport Finance SA, 144A	12.000%	3/15/33	B	2,025,400
	Diversified Financial Services – 0.4%
1,080	Avolon Holdings Funding Ltd, 144A	5.250%	5/15/24	BB+	1,112,400
1,288	Cometa Energia SA de CV, 144A	6.375%	4/24/35	BBB	1,263,562
1,240	Park Aerospace Holdings Ltd, 144A	5.500%	2/15/24	BB+	1,286,500
17,405 BRL	Swiss Insured Brazil Power Finance Sarl, 144A	9.850%	7/16/32	AAA	4,623,137
	Total Diversified Financial Services				8,285,599
	Diversified Telecommunication Services – 0.2%
2,500	CenturyLink Inc.	6.450%	6/15/21	BB	2,603,125
1,500	Equinix Inc.	5.875%	1/15/26	BBB-	1,580,175
	Total Diversified Telecommunication Services				4,183,300
	Electric Utilities – 1.3%
1,810	Acwa Power Management And Investments One Ltd, 144A	5.950%	12/15/39	BBB-	1,823,575
1,200	Enel Americas SA	4.000%	10/25/26	BBB+	1,182,060

Principal Amount (000)(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Electric Utilities (continued)
$4,755	Instituto Costarricense de Electricidad, 144A	6.950%	11/10/21	B1	$4,713,394
1,500	Kallpa Generacion SA, 144A	4.125%	8/16/27	Baa3	1,481,250
1,700	Lamar Funding Ltd, 144A	3.958%	5/07/25	Ba1	1,470,500
1,500	Listrindo Capital BV, 144A	4.950%	9/14/26	BB	1,451,250
1,300	LLPL Capital Pte Ltd, 144A	6.875%	2/04/39	Baa3	1,406,028
850	Minejesa Capital BV, 144A	4.625%	8/10/30	Baa3	824,375
600	Pampa Energia SA, 144A	7.500%	1/24/27	B	529,620
5,094	Terraform Global Operating LLC, 144A	6.125%	3/01/26	BB-	4,966,650
3,575	Vistra Operations Co LLC, 144A	5.625%	2/15/27	BB	3,713,531
	Total Electric Utilities				23,562,233
	Electronic Equipment, Instruments & Components – 0.2%
4,025	Advanced Disposal Services Inc., 144A	5.625%	11/15/24	B	4,105,500
	Energy Equipment & Services – 0.4%
695	Archrock Partners LP / Archrock Partners Finance Corp	6.000%	10/01/22	B+	700,213
4,150	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.875%	4/01/27	B+	4,231,755
2,250	Transocean Poseidon Ltd, 144A	6.875%	2/01/27	B+	2,340,000
	Total Energy Equipment & Services				7,271,968
	Equity Real Estate Investment Trust – 0.9%
2,500	CoreCivic Inc	4.750%	10/15/27	Ba1	2,126,575
2,110	CyrusOne LP / CyrusOne Finance Corp	5.375%	3/15/27	BBB-	2,183,217
2,000	GEO Group Inc/The	6.000%	4/15/26	B+	1,680,000
2,335	Iron Mountain Inc., 144A	5.250%	3/15/28	BB-	2,264,950
3,165	iStar Inc.	4.625%	9/15/20	BB	3,200,606
2,615	Sabra Health Care LP	5.125%	8/15/26	BBB-	2,561,778
2,490	SBA Communications Corp	4.875%	9/01/24	BB-	2,515,647
	Total Equity Real Estate Investment Trust				16,532,773
	Gas Utilities – 1.3%
4,015	AmeriGas Partners LP / AmeriGas Finance Corp	5.750%	5/20/27	BB	3,964,812
3,000	EnLink Midstream Partners LP	4.850%	7/15/26	BBB-	2,977,500
1,700	KazTransGas JSC, 144A	4.375%	9/26/27	Baa3	1,647,997
2,100	LBC Tank Terminals Holding Netherlands BV, 144A	6.875%	5/15/23	B	1,984,500
4,570	National Gas Co of Trinidad & Tobago Ltd, 144A	6.050%	1/15/36	BBB	4,478,600
4,510	NGL Energy Partners LP / NGL Energy Finance Corp	6.125%	3/01/25	B+	4,352,150
2,795	Rockpoint Gas Storage Canada Ltd, 144A	7.000%	3/31/23	BB-	2,770,544
2,915	Suburban Propane Partners LP/Suburban Energy Finance Corp	5.875%	3/01/27	BB-	2,761,963
	Total Gas Utilities				24,938,066
	Health Care Providers & Services – 1.0%
1,660	CHS/Community Health Systems Inc.	6.250%	3/31/23	BB	1,558,325

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2019
(Unaudited)
Principal Amount (000)(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Health Care Providers & Services (continued)
$2,330	CHS/Community Health Systems Inc., 144A	8.000%	3/15/26	B	$2,229,344
4,450	Encompass Health Corp	5.750%	9/15/25	B+	4,522,313
200	HCA Inc.	5.625%	9/01/28	Ba2	211,500
4,250	HCA Inc.	5.875%	2/01/29	Ba2	4,579,162
3,055	MPT Operating Partnership LP / MPT Finance Corp	5.000%	10/15/27	BBB-	3,108,463
1,500	Tenet Healthcare Corp	6.750%	6/15/23	B-	1,545,000
1,050	Tenet Healthcare Corp	6.875%	11/15/31	B-	987,000
	Total Health Care Providers & Services				18,741,107
	Hotels, Restaurants & Leisure – 0.2%
1,500	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc., 144A	5.750%	2/01/27	BB+	1,552,500
1,695	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	1/15/28	BB+	1,593,300
	Total Hotels, Restaurants & Leisure				3,145,800
	Household Durables – 0.2%
2,400	KB Home	6.875%	6/15/27	BB-	2,472,000
1,600	LGI Homes Inc., 144A	6.875%	7/15/26	BB-	1,596,000
	Total Household Durables				4,068,000
	Independent Power & Renewable Electricity Producers – 0.5%
1,685	Azure Power Energy Ltd, 144A	5.500%	11/03/22	Ba3	1,655,108
3,000	Calpine Corp, 144A	5.250%	6/01/26	BB+	2,985,000
1,815	Cemig Geracao e Transmissao SA, 144A	9.250%	12/05/24	B+	1,967,006
1,750	NTPC Ltd, Reg S	4.500%	3/19/28	Baa2	1,779,067
1,450	Termocandelaria Power Ltd, 144A	7.875%	1/30/29	BB+	1,529,765
	Total Independent Power & Renewable Electricity Producers				9,915,946
	Internet Software & Services – 0.2%
2,900	Equinix Inc.	5.375%	5/15/27	BBB-	3,037,750
	Machinery – 0.3%
4,425	USA Compression Partners LP / USA Compression Finance Corp, 144A	6.875%	9/01/27	BB-	4,496,906
	Media – 0.4%
2,275	Altice France SA/France, 144A	7.375%	5/01/26	B	2,229,500
600	CSC Holdings LLC, 144A	6.500%	2/01/29	BB	638,625
2,950	Lamar Media Corp	5.750%	2/01/26	BB	3,082,750
2,275	Virgin Media Secured Finance PLC, 144A	5.250%	1/15/26	BB+	2,289,219
	Total Media				8,240,094
	Mortgage Real Estate Investment Trust – 0.1%
1,720	Starwood Property Trust Inc.	4.750%	3/15/25	BB-	1,711,400

Principal Amount (000)(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Multi-Utilities – 0.3%
$4,800	Dominion Energy Inc.	5.750%	10/01/54	BBB-	$4,897,200
	Oil, Gas & Consumable Fuels – 2.4%
4,300	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	5.750%	3/01/27	BBB-	4,364,500
670	Calumet Specialty Products Partners LP / Calumet Finance Corp	6.500%	4/15/21	B-	656,600
1,334	Calumet Specialty Products Partners LP / Calumet Finance Corp	7.625%	1/15/22	B-	1,233,950
1,565	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	BB	1,641,294
6,345	DCP Midstream Operating LP, 144A	5.850%	5/21/43	BB-	5,916,712
4,345	Enterprise Products Operating LLC	5.375%	2/15/78	Baa2	3,875,957
4,460	Genesis Energy LP / Genesis Energy Finance Corp	5.625%	6/15/24	B+	4,281,600
1,620	Global Partners LP / GLP Finance Corp	7.000%	6/15/23	B+	1,603,800
3,010	Martin Midstream Partners LP / Martin Midstream Finance Corp	7.250%	2/15/21	B-	2,919,700
3,340	Par Petroleum LLC / Par Petroleum Finance Corp, 144A	7.750%	12/15/25	BB-	3,101,190
3,280	PBF Holding Co LLC / PBF Finance Corp	7.250%	6/15/25	BB	3,366,920
1,700	Peru LNG Srl, 144A	5.375%	3/22/30	BBB-	1,768,000
3,000	Sunoco LP / Sunoco Finance Corp	5.875%	3/15/28	BB	2,977,500
625	Targa Resources Partners LP / Targa Resources Partners Finance Corp, 144A	6.500%	7/15/27	BB	674,219
2,500	Targa Resources Partners LP / Targa Resources Partners Finance Corp, 144A	6.875%	1/15/29	BB	2,721,875
3,015	TransMontaigne Partners LP / TLP Finance Corp	6.125%	2/15/26	BB	2,834,100
600	Transportadora de Gas del Sur SA, 144A	6.750%	5/02/25	B1	564,600
	Total Oil, Gas & Consumable Fuels				44,502,517
	Real Estate Management & Development – 0.7%
8,685	Hunt Cos Inc., 144A	6.250%	2/15/26	BB-	8,098,762
3,968	Kennedy-Wilson Inc.	5.875%	4/01/24	BB	3,943,200
600	RKI Overseas Finance 2016 B Ltd, Reg S	4.700%	9/06/21	BB-	593,636
600	Shimao Property Holdings Ltd, Reg S	4.750%	7/03/22	BBB-	596,265
	Total Real Estate Management & Development				13,231,863
	Road & Rail – 0.3%
1,700	Rumo Luxembourg Sarl, 144A	5.875%	1/18/25	BB	1,708,500
1,700	Transnet SOC Ltd, 144A	4.000%	7/26/22	Baa3	1,667,448
2,850	United Rentals North America Inc.	5.500%	5/15/27	BB-	2,878,500
	Total Road & Rail				6,254,448
	Thrifts & Mortgage Finance – 0.2%
4,580	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A	5.250%	10/01/25	BB	4,431,150
	Trading Companies & Distributors – 0.1%
2,430	Fortress Transportation & Infrastructure Investors LLC, 144A	6.500%	10/01/25	B+	2,399,625
	Transportation Infrastructure – 0.6%
1,700	Adani Ports & Special Economic Zone Ltd, 144A	4.000%	7/30/27	BBB-	1,632,117

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2019
(Unaudited)
Principal Amount (000)(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Transportation Infrastructure (continued)
$1,650	Aeropuerto Internacional de Tocumen SA, 144A	6.000%	11/18/48	BBB	$1,812,525
2,810	Aeropuertos Dominicanos Siglo XXI SA, 144A	6.750%	3/30/29	BB-	2,876,737
1,700	DP World PLC, 144A	5.625%	9/25/48	Baa1	1,766,572
10,691 MXN	Grupo Aeroportuario del Centro Norte SAB de CV	6.850%	6/07/21	N/R	541,228
1,800	Mexico City Airport Trust, 144A	4.250%	10/31/26	BBB+	1,730,700
1,500	Pelabuhan Indonesia II PT, 144A	4.250%	5/05/25	Baa2	1,516,155
	Total Transportation Infrastructure				11,876,034
	Wireless Telecommunication Services – 0.3%
2,225	Hughes Satellite Systems Corp	6.625%	8/01/26	BB-	2,180,500
2,031	Inmarsat Finance PLC, 144A	6.500%	10/01/24	BB	2,132,550
1,100	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC, 144A	5.152%	3/20/28	Baa2	1,124,750
	Total Wireless Telecommunication Services				5,437,800
	Total Corporate Bonds (cost $264,133,116)				264,293,033

Shares	Description (1)	Coupon	Ratings (4)	Value
	CONVERTIBLE PREFERRED SECURITIES – 4.0%
	Electric Utilities – 1.0%
235,668	American Electric Power Co Inc.	6.125%	BBB	$12,125,118
101,938	NextEra Energy Inc.	6.123%	BBB	6,305,885
	Total Electric Utilities			18,431,003
	Equity Real Estate Investment Trust – 1.7%
158,787	Braemar Hotels & Resorts Inc.	5.500%	N/R	3,169,389
7,719	Crown Castle International Corp, (2)	6.875%	N/R	9,131,577
72,789	EPR Properties	9.000%	BB	2,757,975
25,936	Equity Commonwealth	6.500%	Baa3	709,609
25,720	Lexington Realty Trust	6.500%	N/R	1,385,794
69,496	QTS Realty Trust Inc.	6.500%	B-	7,548,655
64,087	RLJ Lodging Trust	1.950%	N/R	1,612,429
106,414	RPT Realty	7.250%	N/R	5,336,662
	Total Equity Real Estate Investment Trust			31,652,090
	Multi-Utilities – 1.3%
149,579	CenterPoint Energy Inc.	7.000%	N/R	7,903,754
169,791	Dominion Energy Inc.	6.750%	BBB-	8,475,967
28,977	DTE Energy Co	6.500%	BBB+	1,603,877
52,933	Sempra Energy	6.000%	N/R	5,595,018
14,228	Sempra Energy	6.750%	N/R	1,510,445
	Total Multi-Utilities			25,089,061
	Total Convertible Preferred Securities (cost $70,269,330)			75,172,154

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (4)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 2.8% (8)
	Capital Markets – 0.2%
$2,244	Capital Automotive L.P., Term Loan, Frist Lien	5.000%	1-Month LIBOR	2.500%	3/24/24	B1	$2,225,000
2,000	Capital Automotive L.P., Term Loan, Second Lien	8.500%	1-Month LIBOR	6.000%	3/24/25	CCC+	2,006,880
4,244	Total Capital Markets						4,231,880
	Chemicals – 0.1%
2,500	Messer Industries USA Inc., (WI/DD)	TBD	TBD	TBD	TBD	BB-	2,453,138
	Commercial Services & Supplies – 0.2%
2,223	EnergySolutions, LLC, Term Loan B	6.351%	3-Month LIBOR	3.750%	5/11/25	B-	1,971,234
1,397	Gopher Resource LLC, (WI/DD)	TBD	TBD	TBD	TBD	B	1,394,174
3,620	Total Commercial Services & Supplies						3,365,408
	Diversified Telecommunication Services – 0.1%
1,588	SBA Senior Finance II LLC, Term Loan B	4.500%	1-Month LIBOR	2.000%	4/11/25	BB+	1,556,875
	Equity Real Estate Investment Trust – 0.2%
1,496	Iron Mountain, Inc., Term Loan B	4.249%	1-Month LIBOR	1.750%	1/02/26	BB	1,455,547
2,860	VICI Properties 1 LLC, Term Loan B	4.491%	1-Month LIBOR	2.000%	12/22/24	BBB-	2,814,426
4,356	Total Equity Real Estate Investment Trust						4,269,973
	Health Care Providers & Services – 0.4%
1,942	Concentra Inc., Term Loan, Frist Lien	5.240%	1-Month LIBOR	2.750%	6/01/22	B+	1,932,688
1,500	Envision Healthcare Corporation, Term Loan, Frist Lien, (WI/DD)	TBD	TBD	TBD	TBD	B+	1,406,880
4,500	RegionalCare Hospital Partners Holdings, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	4,459,928
7,942	Total Health Care Providers & Services						7,799,496
	Hotels, Restaurants & Leisure – 0.2%
2,970	CityCenter Holdings, LLC, Term Loan B	4.749%	1-Month LIBOR	2.250%	4/18/24	BB-	2,922,212
	Machinery – 0.2%
3,660	Brookfield WEC Holdings Inc., Term Loan, Second Lien	9.249%	1-Month LIBOR	6.750%	8/01/26	B-	3,677,385
	Media – 0.2%
3,650	CSC Holdings, LLC, Term Loan B	5.591%	1-Month LIBOR	3.000%	4/15/27	BB	3,639,743
	Oil, Gas & Consumable Fuels – 0.5%
5,459	BCP Renaissance Parent LLC, Term Loan B	6.244%	3-Month LIBOR	3.500%	10/31/24	BB-	5,446,577
2,908	Brazos Delaware II, LLC, Term Loan B	6.487%	1-Month LIBOR	4.000%	5/29/25	BB-	2,768,440

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (4)	Value
	Oil, Gas & Consumable Fuels (continued)
$2,178	Navitas Midstream Midland Basin, LLC, Term Loan B	6.986%	1-Month LIBOR	4.500%	12/14/24	BB	$2,087,232
10,545	Total Oil, Gas & Consumable Fuels						10,302,249
	Real Estate Management & Development – 0.4%
3,970	Brookfield Property REIT Inc., Term Loan B, Frist Lien	4.996%	1-Month LIBOR	2.500%	8/24/25	BB+	3,832,940
4,460	Invitation Homes Operating Partnership LP, Term Loan A	4.186%	1-Month LIBOR	1.700%	2/06/22	N/R	4,376,375
8,430	Total Real Estate Management & Development						8,209,315
	Road & Rail – 0.1%
1,007	Kenan Advantage Group, Inc., Term Loan	5.499%	1-Month LIBOR	3.000%	8/01/22	B+	992,389
240	Kenan Advantage Group, Inc., Term Loan B	5.499%	1-Month LIBOR	3.000%	7/29/22	B+	235,994
1,247	Total Road & Rail						1,228,383
$54,752	Total Variable Rate Senior Loan Interests (cost $54,211,805)						53,656,057

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CONVERTIBLE BONDS – 0.7%
	Oil, Gas & Consumable Fuels – 0.5%
$12,325	Cheniere Energy Inc.	4.250%	3/15/45	N/R	$9,636,609
	Real Estate Management & Development – 0.2%
3,545	Tricon Capital Group Inc., 144A	5.750%	3/31/22	N/R	3,704,525
$15,870	Total Convertible Bonds (cost $12,212,980)				13,341,134

Shares	Description (1), (10)	Value
	INVESTMENT COMPANIES – 0.4%
17,078,128	Keppel Infrastructure Trust	$5,863,598
1,015,144	Starwood European Real Estate Finance Ltd	1,388,282
	Total Investment Companies (cost $7,338,166)	7,251,880
	Total Long-Term Investments (cost $1,756,272,903)	1,822,462,125

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.7%
	REPURCHASE AGREEMENTS – 3.7%
$70,216	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/19, repurchase price $70,222,710, collateralized by $73,100,000 U.S. Treasury Notes, 1.125%, due 9/30/21, value $71,621,918	1.200%	4/01/19	$70,215,688
	Total Short-Term Investments (cost $70,215,688)			70,215,688
	Total Investments (cost $1,826,488,591) – 99.9%			1,892,677,813
	Other Assets Less Liabilities – 0.1%			1,715,334
	Net Assets – 100%			$1,894,393,147
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2019
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$366,210,476	$102,570,265	$ —	$468,780,741
Common Stocks	125,320,918	195,184,583	—	320,505,501
$25 Par (or similar) Retail Preferred	296,079,969	15,243,790	—	311,323,759
$1,000 Par (or similar) Institutional Preferred	—	308,137,866	—	308,137,866
Corporate Bonds	—	264,293,033	—	264,293,033
Convertible Preferred Securities	66,040,577	9,131,577	—	75,172,154
Variable Rate Senior Loan Interests	—	53,656,057	—	53,656,057
Convertible Bonds	—	13,341,134	—	13,341,134
Investment Companies	7,251,880	—	—	7,251,880
Short-Term Investments:
Repurchase Agreements	—	70,215,688	—	70,215,688
Total	$860,903,820	$1,031,773,993	$ —	$1,892,677,813

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(6)	Perpetual security. Maturity date is not applicable.
(7)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(8)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(9)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(10)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling
LIBOR	London Inter-Bank Offered Rate
MXN	Mexican Peso
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Real Estate Securities Fund
Portfolio of Investments    March 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.3%
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 97.3%
	Diversified – 1.9%
245,465	Alexander & Baldwin Inc.	$6,244,630
322,443	Armada Hoffler Properties Inc.	5,026,886
20,959	Empire State Realty Trust Inc.	331,152
346,344	Liberty Property Trust	16,769,977
298,640	STORE Capital Corp	10,004,440
2,424,452	VEREIT Inc.	20,292,663
101,964	WP Carey Inc.	7,986,840
	Total Diversified	66,656,588
	Health Care – 11.6%
94,627	CareTrust REIT Inc.	2,219,949
1,939,700	HCP Inc.	60,712,610
2,015,454	Healthcare Realty Trust Inc.	64,716,228
647,769	Healthcare Trust of America Inc.	18,519,716
7,359	LTC Properties Inc.	337,042
206,655	MedEquities Realty Trust Inc.	2,300,070
197,931	Medical Properties Trust Inc.	3,663,703
3,581	National Health Investors Inc.	281,288
373,741	Omega Healthcare Investors Inc.	14,258,219
219,446	Physicians Realty Trust	4,127,779
2,262,248	Ventas Inc.	144,354,045
1,092,866	Welltower Inc.	84,806,402
	Total Health Care	400,297,051
	Hotels – 6.4%
328	Hersha Hospitality Trust	5,622
3,660,327	Host Hotels & Resorts Inc.	69,180,180
971,229	MGM Growth Properties LLC, Class A	31,322,135
1,204,012	Pebblebrook Hotel Trust	37,396,613
1,709	Ryman Hospitality Properties Inc.	140,548
1,135,811	Summit Hotel Properties Inc.	12,959,604
4,943,208	Sunstone Hotel Investors Inc.	71,182,195
	Total Hotels	222,186,897
	Industrial – 10.6%
644,573	Americold Realty Trust	19,665,922
4,014,404	Duke Realty Corp	122,760,474

Shares	Description (1)	Value
	Industrial (continued)
824,543	First Industrial Realty Trust Inc.	$29,155,840
60,122	Monmouth Real Estate Investment Corp	792,408
2,015,728	Prologis Inc.	145,031,630
406,429	Rexford Industrial Realty Inc.	14,554,223
257,874	STAG Industrial Inc.	7,645,964
668,553	Terreno Realty Corp	28,105,968
	Total Industrial	367,712,429
	Mortgage – 0.2%
134,537	Blackstone Mortgage Trust Inc.	4,649,599
167,502	TPG RE Finance Trust Inc.	3,283,039
	Total Mortgage	7,932,638
	Office – 13.3%
526,167	Alexandria Real Estate Equities Inc.	75,010,368
1,009,446	Boston Properties Inc.	135,144,631
94,450	Columbia Property Trust Inc.	2,126,070
390,977	Corporate Office Properties Trust	10,673,672
2,038,145	Cousins Properties Inc.	19,688,481
480,477	Douglas Emmett Inc.	19,420,880
826,930	Easterly Government Properties Inc.	14,893,009
524,999	Equity Commonwealth	17,162,217
206,336	Highwoods Properties Inc.	9,652,398
1,307,094	Hudson Pacific Properties Inc.	44,990,175
571,125	JBG SMITH Properties	23,616,019
367,999	Kilroy Realty Corp	27,953,204
365,761	Mack-Cali Realty Corp	8,119,894
543,491	Paramount Group Inc.	7,712,137
271,958	Piedmont Office Realty Trust Inc.	5,670,324
73,951	SL Green Realty Corp	6,649,674
113,627	Tier REIT Inc.	3,256,550
426,229	Vornado Realty Trust	28,744,884
	Total Office	460,484,587
	Residential – 18.8%
990,044	American Campus Communities Inc.	47,106,293
1,389,539	American Homes 4 Rent, Class A	31,570,326
533,552	Apartment Investment & Management Company, Class A	26,832,330
716,722	AvalonBay Communities Inc.	143,867,607
700,786	Camden Property Trust	71,129,779
293,297	Equity LifeStyle Properties Inc.	33,523,847
1,159,024	Equity Residential	87,297,688

Nuveen Real Estate Securities Fund (continued)
Portfolio of Investments    March 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Residential (continued)
233,049	Essex Property Trust Inc.	$67,407,093
141,918	Investors Real Estate Trust	8,502,307
1,918,975	Invitation Homes Inc.	46,688,662
117,734	Mid-America Apartment Communities Inc.	12,871,858
19,318	NexPoint Residential Trust Inc.	740,652
283,917	Sun Communities Inc.	33,649,843
805,763	UDR Inc.	36,629,986
	Total Residential	647,818,271
	Retail – 17.6%
336,681	Agree Realty Corp	23,345,461
2,655	Alexander's Inc.	998,731
492,486	Brixmor Property Group Inc.	9,046,968
581,036	Federal Realty Investment Trust	80,095,813
1,407,466	National Retail Properties Inc.	77,959,542
793,621	Realty Income Corp	58,378,761
1,106,592	Regency Centers Corp	74,683,894
284,450	Retail Properties of America Inc.	3,467,445
1,416,760	Simon Property Group Inc.	258,147,840
376,549	SITE Centers Corporation	5,128,597
750,970	Urban Edge Properties	14,268,430
138,188	Urstadt Biddle Properties Inc.	2,852,200
	Total Retail	608,373,682
	Specialized – 16.9%
79,655	CatchMark Timber Trust Inc.	782,212
43,873	CoreSite Realty Corp	4,695,289
125,646	Crown Castle International Corp	16,082,688
1,213,761	CubeSmart	38,888,902
490,466	CyrusOne Inc.	25,720,037
771,238	Digital Realty Trust Inc.	91,777,322
290,071	Equinix Inc.	131,448,574
42,155	Extra Space Storage Inc.	4,296,016
749,303	Four Corners Property Trust Inc.	22,179,369
780,606	Iron Mountain Inc.	27,680,289
200,893	Life Storage Inc.	19,540,862
704,283	Public Storage	153,378,752
235,516	QTS Realty Trust Inc.	10,595,865
1,626,813	VICI Properties Inc.	35,594,668
	Total Specialized	582,660,845
	Total Long-Term Investments (cost $2,552,196,095)	3,364,122,988

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 2.7%
	MONEY MARKET FUNDS – 2.7%
91,760,102	First American Treasury Obligations Fund, Class Z	2.330% (2)	$91,760,102
	Total Short-Term Investments (cost $91,760,102)		91,760,102
	Total Investments (cost $2,643,956,197) – 100.0%		3,455,883,090
	Other Assets Less Liabilities – (0.0)%		(144,540)
	Net Assets – 100%		$3,455,738,550
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$3,364,122,988	$ —	$ —	$3,364,122,988
Short-Term Investments:
Money Market Funds	91,760,102	—	—	91,760,102
Total	$3,455,883,090	$ —	$ —	$3,455,883,090

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
REIT	Real Estate Investment Trust